Segment Information - Summary Information by Segment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Revenues:
Revenues	¥ 806,877		$ 110,541		¥ 669,503		¥ 884,066
Operating income (loss):
Cost of revenues	261,682		35,850		231,940		252,561
Selling and marketing	342,421		46,911		242,511		476,853
Research and development	243,391		33,344		178,207		180,957
Unallocated amounts-share based compensations	(26,101)		(3,576)		(33,554)		(7,863)
Operating loss	(437,255)		(59,904)		(209,837)		(225,591)
Interest income, net	44,422		6,086		60,978		35,710
Foreign exchange gains (losses), net	(21,726)		(2,976)		(11,421)		(95,434)
Other income	52,059		7,132		96,765		101,265
Other expense	(191,828)		(26,280)		(574,135)		(361,730)
Loss before income taxes	(554,328)		(75,942)		(637,650)		(545,780)
Operating Segments [Member]
Revenues:
Revenues	806,877		110,541		669,503		884,066
Operating income (loss):
Cost of revenues	261,601	[1]	35,839	[1]	231,570	[2]	251,875	[3]
Selling and marketing	343,083	[1]	47,002	[1]	242,002	[2]	474,954	[3]
Research and development	241,467	[1]	33,081	[1]	177,627	[2]	179,377	[3]
Other segment items	371,880	[1]	50,947	[1]	194,587	[2]	195,588	[3]
Adjusted operating income/(losses)	(411,154)		(56,328)		(176,283)		(217,728)
Internet Business [Member]
Revenues:
Revenues	517,188		70,854		450,134		697,387
Internet Business [Member] | Operating Segments [Member]
Revenues:
Revenues	517,188				450,134		697,387
Operating income (loss):
Cost of revenues	79,812	[1]			81,224	[2]	76,875	[3]
Selling and marketing	200,945	[1]			146,404	[2]	381,948	[3]
Research and development	115,476	[1]			113,646	[2]	129,148	[3]
Other segment items	58,122	[1]			82,601	[2]	109,785	[3]
Adjusted operating income/(losses)	62,833				26,259		(369)
Al And Other Segments [Member]
Revenues:
Revenues	289,689		$ 39,687		219,369		186,679
Al And Other Segments [Member] | Operating Segments [Member]
Revenues:
Revenues	289,689				219,369		186,679
Operating income (loss):
Cost of revenues	181,789	[1]			150,346	[2]	175,000	[3]
Selling and marketing	142,138	[1]			95,598	[2]	93,006	[3]
Research and development	125,991	[1]			63,981	[2]	50,229	[3]
Other segment items	313,758	[1]			111,986	[2]	85,803	[3]
Adjusted operating income/(losses)	¥ (473,987)				¥ (202,542)		¥ (217,359)

[1]	Share-based compensations were not allocated to segments. Total depreciation and amortization expenses of Internet Business and AI and others was RMB2,512(US$344) and RMB48,941 (US$6,705), respectively, for the year ended December 31, 2024. Other segment items include general and administrative expenses, impairment of goodwill, and other operating expenses allocated to the respective segments. Impairment of goodwill of AI and others was RMB152,890 (US$20,946) for the year ended December 31, 2024.
[2]	Share-based compensations were not allocated to segments. Total depreciation and amortization expenses of Internet Business and AI and others was RMB3,925 and RMB31,337, respectively, for the year ended December 31, 2023. Other segment items include general and administrative expenses and other operating expenses allocated to the respective segments.
[3]	Share-based compensations were not allocated to segments. Total depreciation and amortization expenses of Internet Business and AI and others was RMB3,839 and RMB49,186, respectively, for the year ended December 31, 2022. Other segment items include general and administrative expenses and other operating expenses allocated to the respective segments.